Subsidiaries - Summary of Financial Information of Subsidiaries with Material Non Controlling Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Information Of Subsidiaries With Material Noncontrolling Interest [Line Items]
Current assets	$ 5,118	$ 9,290
Non-current assets	50,243	50,031
Current liabilities	(4,982)	(6,608)
Non-current liabilities	(15,209)	(15,586)
Net assets	35,170	37,127
Accumulated balance of NCI	771	791
Revenue	13,994	16,817	$ 6,962
Profit after tax for the period	1,722	6,575	2,036
Profit allocated to NCI	62	77	53
Operating	6,145	8,811	3,792
Investing	(5,585)	(2,265)	(2,941)
Financing	(5,000)	(3,364)	(1,424)
Net increase/(decrease) in cash held	(4,440)	3,182	(573)
Subsidiaries with material non-controlling interests [member] | Burrup Facilities Company Pty Ltd [member]
Disclosure Of Financial Information Of Subsidiaries With Material Noncontrolling Interest [Line Items]
Current assets	513	567	518
Non-current assets	5,020	5,047	5,038
Current liabilities	(58)	(68)	(71)
Non-current liabilities	(568)	(528)	(528)
Net assets	4,907	5,018	4,957
Accumulated balance of NCI	491	502	496
Revenue	839	889	858
Profit after tax for the period	400	489	328
Profit allocated to NCI	40	49	33
Dividends paid to NCI	(51)	(43)	(40)
Operating	570	601	633
Investing	(58)	(45)	(111)
Financing	(512)	(556)	(522)
Net increase/(decrease) in cash held	0
Subsidiaries with material non-controlling interests [member] | Burrup Train 1 Pty Ltd [member]
Disclosure Of Financial Information Of Subsidiaries With Material Noncontrolling Interest [Line Items]
Current assets	453	429	435
Non-current assets	2,806	2,900	2,915
Current liabilities	(121)	(119)	(110)
Non-current liabilities	(341)	(325)	(345)
Net assets	2,797	2,885	2,895
Accumulated balance of NCI	280	289	290
Revenue	1,393	1,471	1,421
Profit after tax for the period	222	282	200
Profit allocated to NCI	22	28	20
Dividends paid to NCI	(31)	(29)	(27)
Operating	321	391	393
Investing	(80)	(55)	(4)
Financing	(241)	$ (336)	$ (389)
Net increase/(decrease) in cash held	$ 0